CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (353,224)	$ (385,437)	$ (4,929,348)	$ (389,597)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-Cash Interest Expense	665,464	31,158	1,299,876	0
Uncollectible Note Receivable			40,000	0
Investment income	(148,015)	0
Depreciation Expense	900	698	3,342	752
Stock Based Compensation	183,000	116,553	2,348,133	350,965
Changes in Fair Value of Derivative Liabilities	(715,677)	(12,503)	(111,268)	0
Gain on Debt Cancellation	0	0	(45,745)	(168,048)
Changes In:
Accounts Receivable	(810)	(10,003)
Rent Deposit		0	0	(7,200)
Inventory	(487)	(15,632)	(73,039)	(2,299)
Accounts Payable	11,230	104,829	(75,258)	91,118
Accounts Payable - Related Party	0	0	0	(5,061)
Accrued Professional and Legal Expenses	0	(5,885)	(5,885)	5,885
Accrued R&D Expenses	0	(6,250)	(6,250)	6,250
Accrued Interest	62,666	92	33,301	5,235
Accrued Interest - Related Party	0	0	0	2,592
Net Cash Used in Operating Activities	(294,953)	(182,380)	(1,522,141)	(109,408)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Machinery & Equipment	0	0	(15,499)	(14,000)
Net Cash Provided by Investing Activities	0	0	(15,499)	(14,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Stock	0	75,000	714,612	235,000
Proceeds from convertible notes payable	427,500	20,000	673,284	33,334
Repayment of convertible notes payable	(75,000)	0
Proceeds from Note Payable - Related Party			0	42,504
Advances to related party			0	(40,000)
Net Cash Provided by Financing Activities	352,500	95,000	1,387,896	270,838
Net (Decrease) Increase in Cash	57,547	(87,380)	(149,744)	147,430
Cash at Beginning of Period	2,338	152,082	152,082	4,652
Cash at End of Period	59,885	64,702	2,338	152,082
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	44,625	0	0	0
Franchise Taxes	0	0	0	0
Shares issued for investment	2,650,000	0
Shares issued for conversion of notes payable	$ 30,000	$ 0
Shares to be issued and loan incurred for investment			$ 1,714,903	$ 0